Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Cash Flow from Operating Activities
Net loss		$ (45,726)	$ (25,895)
Adjustments to reconcile to net cash used in operating activities:
Depreciation and amortization		3,508	3,590
Amortization of debt discount and debt issuance cost		4,227	426	[1]
Inventory write-down		2,980	399
Fixed Asset write-off		228
Gain on remeasurement of warrant liability		(16,856)	(10,780)
Deferred tax		950
Foreign exchange loss		1,276	491
Share-based compensation expense		11,451	1,652
Goodwill impairment		18,508	1,682
Loss on investment			319
Loss on equity method investment, net		95	148
(Gain) loss on debt extinguishment, net		(3,262)	2,360
Loss on derivative instruments			657
Other non-cash expense, net		697	3,426	[1]
Changes in operating assets and liabilities:
(Increase) in accounts receivable		(546)	(1,150)
Decrease in prepaid expenses		506	118
(Increase) in other receivables and other non-current assets		(1,298)	(230)
(Increase) in inventory		(8,198)	(5,173)
(Decrease) increase in accounts payable and other current liabilities		(4,197)	3,198
(Decrease) increase in accrued and other non-current liabilities		(576)	2,801
Net cash used in operating activities		(36,233)	(21,961)
Cash Flow from Investing Activities
Purchase of property, plant and equipment		(7,280)	(3,665)
Net cash used in investing activities		(7,280)	(3,665)
Cash Flow from Financing Activities
Proceeds from issuance of long-term debt		25,000	9,737
Repayment of debt		(26,538)	(4,191)
Other borrowings		2,917	992
Proceeds from issuance of shares, net of issuance costs			18,021
Purchase and cancellation of shares			(6,250)
Proceeds from exercise of warrants		1,410
Deferred debt issuance costs		(965)
Stock option exercise		10	20
Business Combination and PIPE financing, net of costs paid			73,509
Net cash provided by financing activities		1,834	91,838
Effect of exchange rate changes on cash, cash equivalents & restricted cash		(82)	50
(Decrease)/increase in cash, cash equivalents & restricted cash	[2]	(41,761)	66,262
Cash, cash equivalents & restricted cash, beginning of period	[2]	79,460	13,198
Cash, cash equivalents & restricted cash, end of period	[2]	37,699	79,460
Supplemental schedule of cash flow information:
Cash paid for interest		492	603
Supplemental disclosures for non-cash activity:
Conversions of debt to common shares		6,047
Conversion of Convertible Debentures			9,850
Non-cash exchange of redeemable non-controlling interest			4,695
Non-cash paid-in-kind-interest		697	2,881
Unpaid property, plant and equipment		$ 546

[1]	The Company reclassified $426 debt issuance amortization, reported in previous period in other-noncash expense, net to debt issuance amortization, to conform to the current period presentation.
[2]	These amounts include restricted cash of $473 and $353 as of December 31, 2021 and December 31, 2020, respectively, which are comprised primarily of cash on deposits for certain lease arrangements.